Apr. 30, 2021
NVIT Mellon Dynamic US Core Fund
Fund Summary:NVIT Mellon Dynamic U.S. Core Fund
Objective
The NVIT Mellon Dynamic U.S. Core Fund seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. If these charges were reflected, the expenses listed below would be higher. See the variable insurance contract prospectus, which may impose sales charges and other additional contract-level expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.36% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to provide investors with long-term growth of capital by outperforming the S&P 500® Index over a full market cycle while maintaining a similar level of market risk as the index. To achieve this goal, the Fund’s subadviser seeks to identify and construct the most optimal portfolio that targets an equity-like level of volatility by allocating assets among equity securities, money market instruments, futures contracts the value of which are derived from the performance of equity indexes and U.S.Treasury bonds, and options on equity index and bond futures contracts.Futures and options are derivatives and may expose the Fund to significant leverage. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.Equity securities that the Fund buys primarily are common stocks of companies that are included in the S&P 500 Index. Money market instruments serve primarily as cover for the Fund's derivatives positions, although the subadviser also at times may allocate assets to money market instruments in order to hedge against equity market risk. Money market instruments are high-quality short-term debt securities issued by governments and corporations. The Fund obtains exposure to U.S. Treasury bonds by purchasing futures contracts on U.S. Treasury bonds included in the Bloomberg Barclays U.S. Long Treasury Index. The Fund also may purchase options on U.S. Treasury bond futures contracts. The Fund may use Treasury bond futures and options to hedge against equity market risks. It is possible, however, that the Fund could lose money on both its equity investments and its bond exposures at the same time.Under normal circumstances, the Fund invests at least 80% of its net assets in securities of U.S. issuers or derivatives the value of which are linked to securities of U.S. issuers.In determining what the subadviser believes to be the optimal allocation among equities, U.S. Treasury bonds and money market instruments, the subadviser uses estimates of future returns and volatility. When the subadviser believes that equity markets appear favorable, it uses leverage generated by futures and options to increase the Fund’s equity exposure. When equity markets appear to be unfavorable, the subadviser reduces the Fund’s equity exposure through the use of equity index futures and related options. It also may allocate assets to U.S. Treasury bond futures and related options and/or money market instruments. By combining equity securities, futures on stock indexes and U.S.Treasury bonds, call options and money market instruments in varying amounts, the subadviser may adjust the Fund’s overall equity exposure within a range of 50%–150% of the Fund’s net assets. The subadviser regularly reviews the Fund's investments and will consider selling an investment when the subadviser believes such investment is no longer attractive as a result of price appreciation or a change in risk profile, or because other available investments are considered to be more attractive.The Fund is designed for investors seeking growth of capital by investing in a portfolio of equity and debt securities, and derivatives with investment characteristics similar to equity and debt securities, in order to achieve enhanced equity returns while maintaining a level of volatility risk that is similar to the S&P 500 Index.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.Leverage risk – leverage risk is a direct risk of investing in the Fund. Leverage is investment exposure that exceeds the initial amount invested. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some leveraged investments have the potential for unlimited loss, regardless of the size of the initial investment.Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Futures contracts and options on futures contracts may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some of these derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. Certain futures contracts and related options may be illiquid, making it difficult to close out an unfavorable position.Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures of underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.Options – purchasing and selling options are highly specialized activities and entail greater-than-ordinary investment risks. The ability to close out positions in exchange-traded options depends on the existence of a liquid market. Options that expire unexercised have no value.Fixed-income securities risk – investments in fixed-income securities, such as bonds or other investments with debt-like characteristics (e.g., futures contracts the value of which are derived from the performance of bond indexes), subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows.The interest earned on the Fund's investments in fixed-income securities may decline when prevailing interest rates fall. Declines in interest rates increase the likelihood that debt obligations will be pre-paid, which, in turn, increases these risks.Very low or negative interest rates may impact the yield of the Fund's investments in fixed-income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed-income securities may not keep pace with inflation. Recent and potential future changes in government policy may affect interest rates.Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Fund may be required to invest the proceeds in securities with lower yields.Cash position risk – the Fund may hold significant positions in cash or money market instruments . A larger amount of such holdings could cause the Fund to miss investment opportunities presented during periods of rising market prices.Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund.Selection risk – selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.Strategy risk – the subadviser’s strategy may cause the Fund to experience above-average short-term volatility. Accordingly, the Fund may be appropriate for investors who have a long investment time horizon and who seek long-term capital growth while accepting the possibility of significant short-term, or even long-term, losses.Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions.Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.The Fund’s performance prior to July 16, 2018, reflects returns pursuant to different principal investment strategies and a different subadviser. If the Fund’s current strategies and subadviser had been in place for the prior period, the performance information shown would have been different.
Annual Total Returns– Class I Shares<span/>(Years Ended December 31,)
Highest Quarter:19.35%–2Q 2020Lowest Quarter:-17.34%–1Q 2020
Average Annual Total Returns <br/>(For the Periods Ended December 31, 2020)
The Fund had not commenced offering Class P shares or Class Y shares as of the date of this Prospectus. Pre-inception historical performance for Class P and Class Y shares therefore is based on the previous performance of Class I shares. Performance for Class P shares has been adjusted to reflect that share class’s higher expenses than those of Class I shares. Performance for Class Y shares has not been adjusted to reflect its lower expenses than those of Class I shares.